Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Executive Officers
Schedule of Unvested Restricted Stock Units Roll Forward
(Not in thousands)	Shares	Weighted-average grant date fair value
Non-vested at January 1, 2017	383,982	$26.35
Granted	212,200	42.57
Performance Shares Quantity Adjustment	(232,989)	29.10
Vested	(67,853)	48.54
Non-vested at December 31, 2017	295,340	$30.75
Granted	239,062	45.81
Performance Shares Quantity Adjustment	234,076	33.09
Vested	(372,271)	35.83
Forfeited	(14,021)	37.35
Non-vested at December 31, 2018	382,186	$36.41
Granted	218,169	55.55
Performance Shares Quantity Adjustment	15,061	55.72
Vested	(270,051)	44.73
Non-vested at December 31, 2019	345,365	$41.68

Directors
Schedule of Unvested Restricted Stock Units Roll Forward
(Not in thousands)	Restricted stock	Weighted-average grant date fair value	RSU	Weighted-average grant date fair value
Non-vested at January 1, 2017	-	-	-	-
Granted	25,771	$38.42	-	$-
Vested	(25,771)	38.42	-	-
Forfeited	-	-	-	-
Non-vested at December 31, 2017	-	-	-	-
Granted	25,159	$46.71	-	$-
Vested	(25,159)	46.71	-	-
Forfeited	-	-	-	-
Non-vested at December 31, 2018	-	-	-	-
Granted	1,052	$49.25	27,449	$57.64
Vested	(1,052)	49.25	(27,449)	57.64
Forfeited	-	-	-	-
Non-vested at December 31, 2019	-	-	-	-